MOST MORTGAGE DEPOSITOR, LLC ABS-15G

 Exhibit 99.6

Data Summary
Run Date - XX/XX/XXXX
Field	Discrepancy Count	Total Times Compared	Variance %	# of Loans
Borrower Last Name	0	473	0.00%	473
Borrower First name	0	473	0.00%	473
Borrower Gender	0	473	0.00%	473
Borrower DOB	0	473	0.00%	473
Borrower Median FICO (if applicable)	0	473	0.00%	473
Co-Borrower Last Name	0	171	0.00%	473
Co-Borrower First Name	0	171	0.00%	473
Co-Borrower Gender	0	171	0.00%	473
Co-Borrower DOB	0	171	0.00%	473
Co-Borrower Median FICO (if applicable)	0	171	0.00%	473
Sales Price (Purchase loan)	0	11	0.00%	473
Appraisal 1 Effective Date	0	473	0.00%	473
Appraisal 1 Value	0	473	0.00%	473
Appraisal 2 Effective Date	0	64	0.00%	473
Appraisal 2 Value	0	64	0.00%	473
Desk Review (CDA) Report Date	0	473	0.00%	473
Desk Review (CDA) Value	0	473	0.00%	473
Property Street Address	0	473	0.00%	473
Property City	0	473	0.00%	473
Property State	0	473	0.00%	473
Property Zip Code	0	473	0.00%	473
Property Type	0	473	0.00%	473
Closing Date	0	473	0.00%	473
Funding Date	0	473	0.00%	473
Beginning Interest Rate	0	473	0.00%	473
Original Principal Limit	0	473	0.00%	473
Payment Type	0	473	0.00%	473
Original Repair Set Aside	0	17	0.00%	473
Original Tax and Insurance Set Aside	0	79	0.00%	473
Status	0	473	0.00%	473
Interest Rate as of Cut-Off Date	0	473	0.00%	473
Max Claim Amount	0	473	0.00%	473
UPB	0	473	0.00%	473
Totals	0	11,969	0.00%	473